Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstandings	€ 831,605	€ 773,636
Africa [Member]
Disclosure of credit risk exposure [line items]
Outstandings	2,916
Australia [member]
Disclosure of credit risk exposure [line items]
Outstandings	42,304	39,725
Belgium [member]
Disclosure of credit risk exposure [line items]
Outstandings	116,595	99,482
Germany [member]
Disclosure of credit risk exposure [line items]
Outstandings	112,629	110,935
Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstandings	215,232	194,382
Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstandings	222,998	215,415
Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	365,480	320,153
Business Lending [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Outstandings	7,543	8,531
Business Lending [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstandings	2,830	2,713
Business Lending [member] | America [member]
Disclosure of credit risk exposure [line items]
Outstandings	47,056	40,603
Business Lending [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Outstandings	41,943	41,100
Business Lending [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstandings	7,741	5,578
Business Lending [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstandings	49,464	46,993
Business Lending [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstandings	15,167	11,952
Business Lending [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstandings	84,664	62,391
Business Lending [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstandings	116,614	108,822
Business Lending [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	147,203	134,667
Business Lending [member] | Mortgages [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,578	4,132
Business Lending [member] | Mortgages [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	10	10
Business Lending [member] | Mortgages [member] | America [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	6,105	4,819
Business Lending [member] | Mortgages [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	868	670
Business Lending [member] | Mortgages [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	6,074	4,266
Business Lending [member] | Mortgages [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	34,299	32,474
Business Lending [member] | Mortgages [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,288	2,067
Business Lending [member] | Mortgages [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	56,558	51,973
Business Lending [member] | Mortgages [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	40,999	38,389
Business Lending [member] | Eligible Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	19,089	15,185
Business Lending [member] | Eligible Financial Collateral [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	266	441
Business Lending [member] | Eligible Financial Collateral [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	62	60
Business Lending [member] | Eligible Financial Collateral [Member] | America [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	6,408	4,504
Business Lending [member] | Eligible Financial Collateral [Member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,153	1,343
Business Lending [member] | Eligible Financial Collateral [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	226	49
Business Lending [member] | Eligible Financial Collateral [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	990	1,280
Business Lending [member] | Eligible Financial Collateral [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	71	41
Business Lending [member] | Eligible Financial Collateral [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,976	2,406
Business Lending [member] | Eligible Financial Collateral [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,204	5,502
Business Lending [member] | Other CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	125,472	99,569
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,350	3,261
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	752	238
Business Lending [member] | Other CRR/CRD IV eligible [Member] | America [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	29,963	29,677
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	14,466	12,319
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,182	1,018
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	8,567	6,483
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	669	575
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	35,393	24,229
Business Lending [member] | Other CRR/CRD IV eligible [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	34,481	25,029
Business Lending [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	86,215	90,777
Business Lending [member] | Guarantees [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,676	2,947
Business Lending [member] | Guarantees [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,043	2,007
Business Lending [member] | Guarantees [member] | America [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,007	6,712
Business Lending [member] | Guarantees [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	14,391	15,126
Business Lending [member] | Guarantees [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	939	685
Business Lending [member] | Guarantees [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	18,601	18,514
Business Lending [member] | Guarantees [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	1,366	1,485
Business Lending [member] | Guarantees [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	7,553	8,233
Business Lending [member] | Guarantees [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	34,316	38,014
Business Lending [member] | Non CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	132,416	128,985
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	2,097	2,877
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	173	608
Business Lending [member] | Non CRR/CRD IV eligible [Member] | America [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	9,876	18,799
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	8,865	9,061
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	783	857
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	36,642	27,670
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	3,395	3,400
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	13,955	13,005
Business Lending [member] | Non CRR/CRD IV eligible [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Derivative instruments to reduce credit risk of loan	€ 58,726	€ 55,585
Business Lending [member] | No cover [member]
Disclosure of credit risk exposure [line items]
Value to Loan	37.70%	35.30%
Business Lending [member] | No cover [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan	28.80%	23.20%
Business Lending [member] | No cover [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	17.10%	26.00%
Business Lending [member] | No cover [member] | America [member]
Disclosure of credit risk exposure [line items]
Value to Loan	39.90%	35.00%
Business Lending [member] | No cover [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	39.70%	45.80%
Business Lending [member] | No cover [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan	33.60%	34.80%
Business Lending [member] | No cover [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan	25.00%	27.50%
Business Lending [member] | No cover [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan	62.60%	56.30%
Business Lending [member] | No cover [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan	43.50%	26.50%
Business Lending [member] | No cover [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	34.90%	37.80%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.30%	5.20%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.80%	3.90%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.60%	3.70%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | America [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.60%	3.50%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.00%	10.20%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.40%	1.30%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.90%	1.90%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.00%	4.60%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.30%	2.80%
Business Lending [member] | Greater than zero percentage to twenty five percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.30%	6.90%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.40%	4.30%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.80%	6.10%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.80%	3.20%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | America [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.00%	5.00%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.30%	6.10%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan	1.70%	3.40%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.10%	2.70%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.50%	4.30%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.70%	3.50%
Business Lending [member] | Greater than twenty five percentage to fifty percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.70%	4.70%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.80%	6.10%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.00%	7.30%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.90%	9.00%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | America [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.80%	7.40%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.50%	6.40%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan	3.70%	4.60%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.10%	4.70%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan	4.40%	4.30%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.50%	7.70%
Business Lending [member] | Greater than fifty percentage to seventy five percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	5.80%	5.30%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.00%	8.60%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan	15.10%	17.00%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	25.70%	19.80%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | America [member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.80%	8.40%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.20%	4.70%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.20%	7.30%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.30%	6.40%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan	2.40%	3.60%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan	9.70%	15.10%
Business Lending [member] | Greater than seventy five percentage to less than hundred percentage [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.20%	7.60%
Business Lending [member] | Hundred Percentage [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.80%	40.60%
Business Lending [member] | Hundred Percentage [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.40%	42.40%
Business Lending [member] | Hundred Percentage [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	33.80%	38.20%
Business Lending [member] | Hundred Percentage [Member] | America [member]
Disclosure of credit risk exposure [line items]
Value to Loan	32.90%	40.70%
Business Lending [member] | Hundred Percentage [Member] | Asia [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	31.40%	26.90%
Business Lending [member] | Hundred Percentage [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Value to Loan	51.30%	48.60%
Business Lending [member] | Hundred Percentage [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Value to Loan	59.50%	56.80%
Business Lending [member] | Hundred Percentage [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Value to Loan	23.20%	26.80%
Business Lending [member] | Hundred Percentage [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Value to Loan	36.30%	44.30%
Business Lending [member] | Hundred Percentage [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.10%	37.70%